Income Tax - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
Income Tax [Line Items]
Deferred tax liability decreased	€ 1,000			€ 2,000
Statutory tax rate	30.20%	30.20%		30.20%	30.20%
Corporate income tax rate	21.00%			21.00%
Current income tax expense income	€ 0	€ 170		€ 0	€ 1,503
Profit	(71,349)	(17,852)	[1]	(112,200)	(19,573)	[1],[2]
Current tax liabilities, current	755			755			€ 2,008
Deferred tax liabilities	3,808			3,808			€ 5,804
Income tax refund	€ 800			€ 820
BMS And Moderna Collaboration Agreement [Member]
Income Tax [Line Items]
Current income tax expense income		€ 200
Genmab Collaboration Agreement [Member]
Income Tax [Line Items]
Current income tax expense income					1,500
Amount of revenue that was included in the balance of contract at the beginning of the period					€ 14,900
GERMANY
Income Tax [Line Items]
Corporate income tax rate	70.00%			70.00%
Trade tax rate				60.00%
CorporateTax | GERMANY | Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Percentage Of Pretax Income Subject To Income Tax				30.00%
Trade Tax | GERMANY | Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Percentage Of Pretax Income Subject To Income Tax				40.00%

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid